INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period	$ 85,021,914	$ 109,450,616	$ 82,999,205	$ 110,913,884
Subject to foreclosure	(12,742,121)		(12,742,121)
Purchases of the period	31,091,235	39,733,111	66,007,852	87,376,569
Production costs	7,314,349	5,339,587	12,632,950	11,843,478
Foreign currency translation	(206,093)	(747,253)	(57,483)	(561,825)
Subtotal	110,479,284	153,776,061	148,840,403	209,572,106
Inventories as of the end of the period	$ (63,324,936)	$ (92,225,654)	$ (63,324,936)	$ (92,225,654)